Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Reconcilation effective tax rate	21.00%
Increase (decrease) in valuation allowance of asset	$ 2,980,000	$ (4,226,000)
Federal net operating losses	$ 25,175,483
Effective income tax rate percentage amount	80.00%
Uncertain tax provision amount	$ 0	0
Income tax penalties accrued	0	0
Income tax interest accrued	$ 0	$ 0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination year	2015
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination year	2021